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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2010

                Check here if Amendment [_]; Amendment Number:
                 This Amendment (Check only one.):
                        [_] is a restatement.
                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Pereira Gray

Title: Managing Director of Investments

Phone: +44 207 611 8666

Signature, Place, and Date of Signing:

/s/ Peter Pereira Gray  London, England  1/14/11
----------------------- ---------------- --------
        (Name)           (City, State)   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          21 Items

Form 13F Information Table Value Total:          $1,918,323 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          ITEM 1                  ITEM 2         ITEM 3      ITEM 4       ITEM 5             ITEM 6    ITEM 7       ITEM 8
           ------             ----------------- --------- ------------ ------------        ---------- -------- ----------------
                                                          Market Value Shares / Prn        Investment  Other   Voting Authority
       Name of Issuer          Title of Class    CUSIP     (X $1,000)      Amt.     SH/PRN Discretion Managers       Sole
       --------------         ----------------- --------- ------------ ------------ ------ ---------- -------- ----------------
APPLE INC                     COM               037833100    155,796       483,000    SH      SOLE      NONE         483,000
BANK OF AMERICA CORPORATION   COM               060505104    105,802     7,931,200    SH      SOLE      NONE       7,931,200
BERKSHIRE HATHAWAY INC DEL    CL A              084670108     77,690           645    SH      SOLE      NONE             645
CISCO SYS INC                 COM               17275R102    107,498     5,313,800    SH      SOLE      NONE       5,313,800
COCA COLA CO                  COM               191216100    105,232     1,600,000    SH      SOLE      NONE       1,600,000
EXXON MOBIL CORP              COM               30231G102     93,228     1,275,000    SH      SOLE      NONE       1,275,000
GENERAL ELECTRIC CO           COM               369604103    117,987     6,450,900    SH      SOLE      NONE       6,450,900
GOOGLE INC                    CL A              38259P508    122,658       206,506    SH      SOLE      NONE         206,506
GREEN DOT CORP                CL A              39304D102      8,511       150,000    SH      SOLE      NONE         150,000
HEWLETT PACKARD CO            COM               428236103     84,200     2,000,000    SH      SOLE      NONE       2,000,000
INTERNATIONAL BUSINESS MACHS  COM               459200101    118,729       809,000    SH      SOLE      NONE         809,000
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106     31,888     1,328,100    SH      SOLE      NONE       1,328,100
JOHNSON & JOHNSON             COM               478160104     88,019     1,423,100    SH      SOLE      NONE       1,423,100
JPMORGAN & CHASE & CO         COM               46625H100    106,050     2,500,000    SH      SOLE      NONE       2,500,000
MICROMET INC                  COM               59509C105      9,551     1,176,287    SH      SOLE      NONE       1,176,287
MICROSOFT CORP                COM               594918104    115,907     4,152,900    SH      SOLE      NONE       4,152,900
MORGAN STANLEY                COM NEW           617446448     81,630     3,000,000    SH      SOLE      NONE       3,000,000
PEPSICO INC                   COM               713448108     99,837     1,528,200    SH      SOLE      NONE       1,528,200
PROCTER & GAMBLE CO           COM               742718109     96,495     1,500,000    SH      SOLE      NONE       1,500,000
SCHLUMBERGER LTD              COM               806857108    126,085     1,510,000    SH      SOLE      NONE       1,510,000
WAL MART STORES INC           COM               931142103     65,530     1,215,100    SH      SOLE      NONE       1,215,100

                                                           1,918,323    45,553,738                                45,553,738